Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2019
Land Use Rights, Net.
Schedule of land user rights, net

	December 31,	December 31,
	2018	2019
Land use rights	216,489	216,489
Less: Accumulated amortization—land use rights	(2,827)	(7,674)
Total land use rights, net	213,662	208,815